Pay vs Performance Disclosure	12 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table
The table below shows the total compensation for our PEO and the average of our non-PEO
NEOs (as set forth in the Summary Compensation Table on page 50), the CAP for our PEO and the average for our non-PEO
NEOs, our absolute TSR, the TSR of our peer group over the same period, our net income, our underlying net sales growth and underlying operating income growth for the last three fiscal years.

FISCAL 2023 PAY VS PERFORMANCE

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non- PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	B-F TSR (4)	Peer Group TSR (4)	Net Income (in millions)	Underlying Net Sales Growth	Underlying Operating Income Growth

2023	$ 9,651,262	$ 6,771,842	$ 2,059,136	$ 1,752,991	$ 109	$ 146	$ 783	11%	8%

2022	8,364,936	4,476,542	1,567,977	1,271,730	112	143	838	13%	15%

2021	9,112,109	11,798,204	2,072,337	2,709,953	124	123	903	6%	4%

(1)	The PEO for each of fiscal 2021, 2022, and 2023 was Mr. Whiting.
(2)
The NEOs in fiscal 2023 were Ms. Cunningham, Mr. Hinrichs, Mr. Hamel, and Ms. Hawley. The NEOs in fiscal 2022 were Ms. Cunningham, Mr. Hinrichs, Mr. Hamel, Ms. Hawley, and Jane Morreau. The NEOs in fiscal 2021 were Ms. Morreau, Mr. Hinrichs, Mr. Hamel, and Ms. Hawley.

(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a valuation calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as summary compensation table total compensation adjusted to (a) include the value of any pension benefit (or loss) attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair market value of equity awards as of April 30, 2023 or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards. There was no prior service cost adjustment with respect to any pension plans; no awards were granted and vested in the same year; no awards granted in any prior fiscal year failed to meet applicable vesting conditions during the covered fiscal year; there was no change in fair value of outstanding, vested equity granted in prior years; and there were no dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reported.

The following table detail the applicable adjustments:

PENSION VALUE AND EQUITY AWARD ADJUSTMENTS

Year	Summary Compensation Table Total	Deduct change in pension value	Add Pension Service Cost Adjustment	Deduct Summary Compensation Table Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Covered Fiscal Year	Add Change in Value of Unvested Equity Granted in Prior Years

PEO

2023	$ 9,651,262	$ (1,095,610)	$ 375,220	$ (3,862,409)	$ 2,773,884	$ (1,070,505)

2022	8,364,936	(811,189)	386,185	(3,371,539)	2,908,042	(2,999,893)

2021	9,112,109	(1,006,606)	376,123	(3,595,862)	4,457,842	(2,454,598)

Average Non-PEO NEOs

2023	2,059,136	(143,794)	92,310	(500,230)	359,253	(113,684)

2022	1,567,977	–	112,527	(349,638)	301,569	(60,704)

2021	2,072,337	(297,275)	157,787	(486,612)	620,239	643,478

(4)	TSR is calculated on a cumulative basis measured from the market close on April 30, 2020, through the end of the indicated fiscal year.

Company Selected Measure Name	Underlying Net Sales Growth
Named Executive Officers, Footnote [Text Block]	The NEOs in fiscal 2023 were Ms. Cunningham, Mr. Hinrichs, Mr. Hamel, and Ms. Hawley. The NEOs in fiscal 2022 were Ms. Cunningham, Mr. Hinrichs, Mr. Hamel, Ms. Hawley, and Jane Morreau. The NEOs in fiscal 2021 were Ms. Morreau, Mr. Hinrichs, Mr. Hamel, and Ms. Hawley.
Peer Group Issuers, Footnote [Text Block]	TSR is calculated on a cumulative basis measured from the market close on April 30, 2020, through the end of the indicated fiscal year.
PEO Total Compensation Amount	$ 9,651,262	$ 8,364,936	$ 9,112,109
PEO Actually Paid Compensation Amount	$ 6,771,842	4,476,542	11,798,204
Adjustment To PEO Compensation, Footnote [Text Block]

PENSION VALUE AND EQUITY AWARD ADJUSTMENTS

Year	Summary Compensation Table Total	Deduct change in pension value	Add Pension Service Cost Adjustment	Deduct Summary Compensation Table Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Covered Fiscal Year	Add Change in Value of Unvested Equity Granted in Prior Years

PEO

2023	$ 9,651,262	$ (1,095,610)	$ 375,220	$ (3,862,409)	$ 2,773,884	$ (1,070,505)

2022	8,364,936	(811,189)	386,185	(3,371,539)	2,908,042	(2,999,893)

2021	9,112,109	(1,006,606)	376,123	(3,595,862)	4,457,842	(2,454,598)

Average Non-PEO NEOs

2023	2,059,136	(143,794)	92,310	(500,230)	359,253	(113,684)

2022	1,567,977	–	112,527	(349,638)	301,569	(60,704)

2021	2,072,337	(297,275)	157,787	(486,612)	620,239	643,478

Non-PEO NEO Average Total Compensation Amount	$ 2,059,136	1,567,977	2,072,337
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,752,991	1,271,730	2,709,953
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

PENSION VALUE AND EQUITY AWARD ADJUSTMENTS

Year	Summary Compensation Table Total	Deduct change in pension value	Add Pension Service Cost Adjustment	Deduct Summary Compensation Table Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Covered Fiscal Year	Add Change in Value of Unvested Equity Granted in Prior Years

PEO

2023	$ 9,651,262	$ (1,095,610)	$ 375,220	$ (3,862,409)	$ 2,773,884	$ (1,070,505)

2022	8,364,936	(811,189)	386,185	(3,371,539)	2,908,042	(2,999,893)

2021	9,112,109	(1,006,606)	376,123	(3,595,862)	4,457,842	(2,454,598)

Average Non-PEO NEOs

2023	2,059,136	(143,794)	92,310	(500,230)	359,253	(113,684)

2022	1,567,977	–	112,527	(349,638)	301,569	(60,704)

2021	2,072,337	(297,275)	157,787	(486,612)	620,239	643,478

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	In fiscal 2023, our cumulative TSR was 109% compared to peer group TSR of 146% at the end of the three-year period (with variation by individual year). The PEO and non-PEO
	CAP decreased from fiscal 2021 to fiscal 2022 and then increased from fiscal 2022 to fiscal 2023, which reflects the significance of underlying net sales growth and underlying operating income growth as key drivers of our compensation program.
Compensation Actually Paid vs. Net Income [Text Block]	Our reported net income decreased over the three-year period, while our PEO and non-PEO
	CAP decreased from fiscal 2021 to fiscal 2022 and increased from fiscal 2022 to fiscal 2023, reflecting the emphasis on underlying net sales growth and underlying operating income growth, rather than net income, which is not part of our executive compensation program.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Underlying net sales growth and underlying operating income growth increased significantly during fiscal 2022 (+13% and +15%, respectively, compared to fiscal 2021) and increased again in fiscal 2023 (+11% and +8%, respectively, compared to fiscal 2022). As noted above, our PEO and non-PEO
	CAP decreased from fiscal 2021 to fiscal 2022 and then increased from fiscal 2022 to fiscal 2023. The reason for the variation between our CAP and company selected performance metrics is that we previously evaluated our short-term incentive performance relative to a peer group; however, we changed our executive compensation program for fiscal 2023 to measure underlying net sales growth and underlying operating income growth compared to an absolute target.
Total Shareholder Return Vs Peer Group [Text Block]	In fiscal 2023, our cumulative TSR was 109% compared to peer group TSR of 146% at the end of the three-year period (with variation by individual year). The PEO and non-PEO
	CAP decreased from fiscal 2021 to fiscal 2022 and then increased from fiscal 2022 to fiscal 2023, which reflects the significance of underlying net sales growth and underlying operating income growth as key drivers of our compensation program.
Tabular List [Table Text Block]
The list below shows the most important metrics used by the Committee to link CAP to company performance.

Underlying Net Sales (1) Growth	We consider underlying net sales growth and underlying operating income growth to be the most important financial measures used to link pay with performance in fiscal 2023 because they (1) are used to determine 70% of the short-term cash incentive award payout for the company’s chief executive officer, who is our principal executive officer (PEO), and other NEOs, and (2) are used on a relative basis to determine 100% of the long-term incentive cash award payout for the PEO and other NEOs.
Underlying Operating Income (2) Growth
Relative TSR
Stock Appreciation

(1)	“Underlying net sales” is not derived in accordance with GAAP. Please refer to Appendix A of this Proxy Statement for information about our use of non-GAAP measures.
(2)	“Underlying operating income” is not derived in accordance with GAAP. Please refer to Appendix A of this Proxy Statement for information about our use of non-GAAP measures.

Total Shareholder Return Amount	$ 109	112	124
Peer Group Total Shareholder Return Amount	146	143	123
Net Income (Loss)	$ 783,000,000	$ 838,000,000	$ 903,000,000
Company Selected Measure Amount	11	13	6
PEO Name	Mr. Whiting
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Underlying Net Sales(1) Growth
Non-GAAP Measure Description [Text Block]	“Underlying net sales” is not derived in accordance with GAAP. Please refer to Appendix A of this Proxy Statement for information about our use of non-GAAP measures.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	8	15	4
Measure Name	Underlying Operating Income(2) Growth
Non-GAAP Measure Description [Text Block]	“Underlying operating income” is not derived in accordance with GAAP. Please refer to Appendix A of this Proxy Statement for information about our use of non-GAAP measures.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Stock Appreciation
PEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,095,610)	$ (811,189)	$ (1,006,606)
PEO [Member] | Pension Service Cost Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	375,220	386,185	376,123
PEO [Member] | Summary Compensation Table Stock Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,862,409)	(3,371,539)	(3,595,862)
PEO [Member] | YearEnd Value of Unvested Equity Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,773,884	2,908,042	4,457,842
PEO [Member] | Change in Value of Unvested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,070,505)	(2,999,893)	(2,454,598)
Non-PEO NEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(143,794)	0	(297,275)
Non-PEO NEO [Member] | Pension Service Cost Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	92,310	112,527	157,787
Non-PEO NEO [Member] | Summary Compensation Table Stock Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(500,230)	(349,638)	(486,612)
Non-PEO NEO [Member] | YearEnd Value of Unvested Equity Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	359,253	301,569	620,239
Non-PEO NEO [Member] | Change in Value of Unvested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (113,684)	$ (60,704)	$ 643,478